United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—31.1%
	Consumer Discretionary—2.7%
87,371	Comcast Corp., Class A	$5,701,831
157,293	Darden Restaurants, Inc.	9,695,541
89,510	Foot Locker, Inc.	5,875,436
654,406	Ford Motor Co.	8,245,516
20,082	Home Depot, Inc.	2,693,398
64,378	Lowe's Cos., Inc.	4,928,780
371,887	M.D.C. Holdings, Inc.	9,709,970
725,177	Regal Entertainment Group	15,504,284
32,103	TJX Cos., Inc.	2,486,056
	TOTAL	64,840,812
	Consumer Staples—3.0%
323,255	Altria Group, Inc.	21,363,923
48,186	Campbell Soup Co.	2,925,854
215,322	ConAgra Foods, Inc.	10,036,158
96,319	General Mills, Inc.	6,821,312
19,531	Kimberly-Clark Corp.	2,501,140
27,590	PepsiCo, Inc.	2,945,233
219,109	Philip Morris International, Inc.	21,895,562
16,712	Smucker (J.M.) Co.	2,369,594
	TOTAL	70,858,776
	Energy—4.2%
242,787	BP PLC, ADR	8,220,768
136,401	Baker Hughes, Inc.	6,701,381
201,136	Canadian Natural Resources Ltd.	6,245,273
343,543	ENI S.p.A, ADR	10,350,951
58,374	Exxon Mobil Corp.	5,086,710
204,973	Frank's International N.V.	2,355,140
261,929	National Oilwell Varco, Inc.	8,785,099
33,730	Occidental Petroleum Corp.	2,592,150
89,225	Oceaneering International, Inc.	2,366,247
210,470	Royal Dutch Shell PLC	10,291,983
84,830	Schlumberger Ltd.	6,701,570
201,453	Suncor Energy, Inc.	5,461,391
392,422	Technip SA	5,788,224
32,780	Tesoro Petroleum Corp.	2,472,268
270,877	Total SA, ADR	12,934,377
43,887	Valero Energy Corp.	2,429,145
	TOTAL	98,782,677
	Financials—7.3%
143,846	Aflac, Inc.	10,670,496
81,827	Allstate Corp.	5,642,790
14,957	Avalonbay Communities, Inc.	2,617,625
347,399	Bank of America Corp.	5,607,020
114,363	Citigroup, Inc.	5,459,690

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
90,964	Corporate Office Properties Trust	$2,594,293
37,496	Cullen Frost Bankers, Inc.	2,733,458
272,057	Discover Financial Services	16,323,420
76,532	Equity Residential Properties Trust	4,964,631
279,582	General Growth Properties, Inc.	8,147,020
32,280	Goldman Sachs Group, Inc.	5,470,169
258,732	Hartford Financial Services Group, Inc.	10,626,123
341,427	Hospitality Properties Trust	10,410,109
238,554	JPMorgan Chase & Co.	16,102,395
101,421	Metlife, Inc.	4,401,672
180,499	Morgan Stanley	5,786,798
542,710	Old Republic International Corp.	10,436,313
65,579	PNC Financial Services Group	5,908,668
156,803	Retail Properties of America, Inc.	2,665,651
11,713	Simon Property Group, Inc.	2,523,800
38,700	Sun Communities, Inc.	2,961,324
162,127	Sun Life Financial Services of Canada	5,111,864
133,461	The Travelers Cos., Inc.	15,843,155
68,217	Welltower, Inc.	5,235,655
91,443	Zions Bancorporation	2,797,241
	TOTAL	171,041,380
	Health Care—2.5%
16,680	Amgen, Inc.	2,836,601
34,782	Bristol-Myers Squibb Co.	1,996,139
86,780	Gilead Sciences, Inc.	6,801,816
473,664	Glaxosmithkline PLC, ADR	20,585,437
71,708	Johnson & Johnson	8,557,633
181,173	Merck & Co., Inc.	11,375,853
163,398	Pfizer, Inc.	5,686,250
	TOTAL	57,839,729
	Industrials—3.0%
33,270	Alaska Air Group, Inc.	2,246,723
39,958	Boeing Co./The	5,172,563
801,865	Donnelley (R.R.) & Sons Co.	13,711,891
85,628	Eaton Corp. PLC	5,697,687
52,424	Fluor Corp.	2,720,806
20,425	General Dynamics Corp.	3,109,094
18,845	Huntington Ingalls Industries, Inc.	3,112,629
34,874	Manpower Group, Inc.	2,492,096
182,539	Masco Corp.	6,476,484
149,012	Nielsen Holdings PLC	7,939,359
13,468	Northrop Grumman Corp.	2,856,159
117,577	Republic Services, Inc.	5,939,990
26,376	United Technologies Corp.	2,807,198
95,695	Waste Management, Inc.	6,118,738
	TOTAL	70,401,417
	Information Technology—4.9%
25,342	Apple, Inc.	2,688,786
263,137	CA, Inc.	8,922,975

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
593,244	Cisco Systems, Inc.	$18,651,591
409,066	Hewlett Packard Enterprise Co.	8,786,738
166,254	Intel Corp.	5,966,856
58,009	Lam Research Corp.	5,413,400
218,681	Leidos Holdings, Inc.	8,858,767
447,933	Maxim Integrated Products, Inc.	18,239,832
272,445	Microsoft Corp.	15,654,690
132,561	TE Connectivity Ltd.	8,426,903
202,100	Texas Instruments, Inc.	14,054,034
	TOTAL	115,664,572
	Materials—0.6%
52,003	Avery Dennison Corp.	4,027,112
98,062	Dow Chemical Co.	5,260,046
78,675	International Paper Co.	3,814,951
	TOTAL	13,102,109
	Telecommunication Services—2.9%
185,145	AT&T, Inc.	7,568,727
410,413	BCE, Inc.	19,166,287
513,161	CenturyLink, Inc.	14,265,876
539,111	Verizon Communications	28,211,679
	TOTAL	69,212,569
	TOTAL COMMON STOCKS (IDENTIFIED COST $671,636,522)	731,744,041
	CORPORATE BONDS—4.8%
	Basic Industry - Chemicals—0.3%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	378,691
370,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	439,563
4,803,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	4,147,487
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,139,193
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,732,720
	TOTAL	7,837,654
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	491,472
	Basic Industry - Paper—0.0%
60,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	65,188
	Capital Goods - Aerospace & Defense—0.1%
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,038,372
411,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	443,453
	TOTAL	1,481,825
	Capital Goods - Building Materials—0.0%
240,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	258,000
	Communications - Cable & Satellite—0.1%
530,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	553,054
950,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,034,499
	TOTAL	1,587,553
	Communications - Media & Entertainment—0.1%
800,000	21st Century Fox America, 3.000%, 09/15/2022	834,064
800,000	CBS Corp., 4.900%, 08/15/2044	871,248
550,000	Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	597,011

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
550,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	$576,168
$550,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	583,599
		TOTAL	3,462,090
		Communications - Telecom Wireless—0.1%
700,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	801,268
800,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	884,234
		TOTAL	1,685,502
		Communications - Telecom Wirelines—0.2%
800,000		AT&T, Inc., 2.300%, 03/11/2019	816,531
800,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	825,176
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	783,052
1,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	1,596,266
		TOTAL	4,021,025
		Communications Equipment—0.6%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	14,972,330
		Consumer Cyclical - Automotive—0.3%
1,100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	1,194,413
600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	623,172
4,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	4,274,572
		TOTAL	6,092,157
		Consumer Cyclical - Retailers—0.0%
797,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	879,529
		Consumer Non-Cyclical - Food/Beverage—0.1%
800,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	839,279
350,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	355,438
330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	358,438
300,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	304,265
1,300,000		PepsiCo, Inc., 2.750%, 04/30/2025	1,362,331
		TOTAL	3,219,751
		Consumer Non-Cyclical - Health Care—0.1%
1,000,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	1,051,784
900,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	938,773
		TOTAL	1,990,557
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
250,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.200%, 07/21/2021	250,372
250,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	252,245
		TOTAL	502,617
		Consumer Non-Cyclical - Products—0.0%
400,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	437,156
		Consumer Non-Cyclical - Tobacco—0.1%
1,070,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	1,396,813
		Energy - Independent—0.1%
740,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	820,081
550,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	552,079
550,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	606,943
250,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	246,023
550,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	514,899
		TOTAL	2,740,025

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.2%
500,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	$539,951
$750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	793,735
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,798,770
255,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	262,563
205,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	215,358
		TOTAL	3,610,377
		Energy - Midstream—0.1%
605,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	605,135
470,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	495,300
550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	596,702
550,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	529,597
500,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	498,064
500,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	518,911
		TOTAL	3,243,709
		Energy - Oil Field Services—0.0%
550,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	600,875
		Energy - Refining—0.1%
550,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	558,071
1,000,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	1,175,800
		TOTAL	1,733,871
		Financial Institution - Banking—0.6%
675,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	686,797
600,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	603,824
1,000,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,043,195
1,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,008,386
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	1,020,768
730,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 03/14/2019	741,408
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	974,008
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.300%, 03/01/2019	1,018,307
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,062,154
540,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	561,800
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	2,146,493
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,195,067
750,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	796,384
490,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	508,521
800,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	830,042
		TOTAL	14,197,154
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,063,328
410,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 3.625%, 09/15/2026	419,555
1,000,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	1,016,819
		TOTAL	2,499,702
		Financial Institution - Finance Companies—0.1%
420,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/1/2022	436,800
500,000		GE Capital International Funding Co., 2.342%, 11/15/2020	514,823
500,000		GE Capital International Funding Co., 3.373%, 11/15/2025	546,634
		TOTAL	1,498,257

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.0%
600,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	$612,231
		Financial Institution - Insurance - Life—0.2%
$900,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	970,329
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	1,672,310
900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	973,615
1,000,000	[1,2]	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	1,084,791
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	764,226
		TOTAL	5,465,271
		Financial Institution - Insurance - P&C—0.3%
900,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	1,035,493
2,700,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	2,890,218
900,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	975,664
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,607,614
		TOTAL	6,508,989
		Financial Institution - REIT - Apartment—0.1%
900,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	947,333
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,527
900,000		UDR, Inc., 3.750%, 07/01/2024	960,805
		TOTAL	1,928,665
		Financial Institution - REIT - Healthcare—0.0%
800,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	880,891
		Financial Institution - REIT - Office—0.0%
900,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	939,256
		Financial Institution - REIT - Retail—0.0%
20,000		Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,512
		Technology—0.2%
130,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	136,151
500,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	536,967
250,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	251,623
650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	746,843
1,300,000		Microsoft Corp., 1.850%, 02/12/2020	1,322,871
300,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	301,519
590,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 08/08/2056	623,257
155,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	171,505
		TOTAL	4,090,736
		Transportation - Railroads—0.1%
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	422,156
923,000		Kansas City Southern, Sr. Unsecd. Note, 3.850%, 11/15/2023	981,068
		TOTAL	1,403,224
		Transportation - Services—0.2%
1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	2,085,398
550,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	569,281
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,014,986
		TOTAL	3,669,665
		Utility - Electric—0.3%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,793,700
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,367,877
590,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	622,334

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
1,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	$1,059,843
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	157,623
700,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	714,067
$700,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	731,124
		TOTAL	7,446,568
		TOTAL CORPORATE BONDS (IDENTIFIED COST $108,326,384)	113,471,197
		ASSET-BACKED SECURITY—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	401,297
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Financials—0.5%
2,500,000		Federal Home Loan Mortgage Corp., 2.673%, 03/25/2026	2,621,425
2,225,000		Federal Home Loan Mortgage Corp., 2.745%, 01/25/2026	2,347,639
2,000,000		Federal Home Loan Mortgage Corp., 2.995%, 12/25/2025	2,150,996
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045	2,123,763
2,770,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.847%, 10/25/2048	2,767,049
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,501,670)	12,010,872
		PREFERRED STOCKS—11.1%
		Consumer Staples—1.1%
170,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	25,348,524
		Financials—2.2%
171,600		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	18,632,328
3,512		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	4,358,357
216,747		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	10,874,197
12,500		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	16,906,250
		TOTAL	50,771,132
		Health Care—2.2%
19,987		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	16,642,375
595,429		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	25,561,767
11,900		Teva Pharmaceutical Industries Ltd., Conv. Pfd., 7.000%, 12/15/2018, Annual Dividend $70.00	10,234,000
		TOTAL	52,438,142
		Industrials—0.9%
173,869		Stanley Black & Decker, Inc., Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	22,100,489
		Information Technology—0.7%
132,078	[1,2]	Alibaba Group Holding Ltd., Conv. Pfd., 5.750%, 06/01/2019, Annual Dividend $5.18	15,927,946
		Utilities—4.0%
261,689		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	13,131,554
315,016		Dominion Resources, Inc., Conv. Pfd. Series A, 6.750%, 08/15/2019, Annual Dividend $3.36	16,018,564
299,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	14,155,513
607,449		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	28,799,157
307,977		NextEra Energy, Inc., Conv. Pfd., 6.123%, 09/01/2019, Annual Dividend $3.06	15,229,463
108,043		Spire, Inc., Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	6,374,537
		TOTAL	93,708,788
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $270,311,105)	260,295,021
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	3,149,328

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	$2,665,679
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	1,587,673
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	904,928
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	112,068
$2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.096%, 06/10/2046	2,212,677
3,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	3,516,729
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,266,534
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	1,072,123
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	2,081,352
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	1,278,216
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.640%, 09/10/2047	3,835,937
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.256%, 12/12/2049	986,054
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,166,103
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	939,114
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,859,779
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,528,392)	31,634,294
		PURCHASED PUT OPTIONS—0.3%
33,000		iShares iBoxx High Yield Corp Bond Fund, Strike Price $82.00; Expiration Date: 9/16/2016	99,000
13,500		SPDR S&P 500 ETF Trust, Strike Price $212.00; Expiration Date: 12/16/2016	6,972,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $13,818,350)	7,071,750
		INVESTMENT COMPANIES—50.0%[3]
33,294,374		Emerging Markets Core Fund	345,595,598
30,052,033		Federated Mortgage Core Portfolio	302,022,937
15,374,012		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[4]	15,374,012
81,533,418		High Yield Bond Portfolio	515,291,205
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,123,024,568)	1,178,283,752
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $2,229,546,941)[5]	2,334,912,224
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	20,486,575
		TOTAL NET ASSETS—100%	$2,355,398,799
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Note 5-Year Long Futures	205	$24,856,250	December 2016	$(27,386)
[7]United States Treasury Note 10-Year Long Futures	900	$117,829,688	December 2016	$(296,218)
[7]United States Treasury Ultra Bond Long Futures	15	$2,812,031	December 2016	$11,091
7S&P 500 Index Short Futures	256	$138,848,000	September 2016	$(6,209,382)
[7]United States Treasury Note 2-Year Short Futures	500	$109,156,250	December 2016	$69,188
[7]United States Treasury Note 10-Year Short Futures	995	$130,267,266	December 2016	$332,079
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,120,628)
The average notional value of long and short futures contracts held by the Fund throughout the period was $145,141,546 and $ 234,500,864, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2016, the Fund had the following open swap contracts:
Credit Default Swap OTC Swap: Counterparty	Barclays
Reference Entity	CDX Index EM Series 25, Credit Default Swap
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2021
Implied Credit Spread at 8/31/2016[9]	2.50%
Notional Amount	$50,500,000
Market Value	$3,232,000
Upfront Premiums Paid/(Received)	$4,504,322
Unrealized Depreciation	$(1,272,322)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $16,533,672. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[7]Equity Residential Properties Trust (Call Option)	October 2016	$69.50	765	$(19,125)
[7]Simon Property Group, Inc. (Call Option)	October 2016	$220.00	117	$(39,195)
[7]iShares iBoxx High Yield Corp Bond Fund (Put Option)	September 2016	$76.00	33,000	$(144,540)
7SPDR S&P 500 ETF Trust (Put Option)	December 2016	$190.00	8,000	$(1,260,000)
(PREMIUMS RECEIVED $2,879,054)				$(1,462,860)
The average market value of written options held by the Fund throughout the period was $432,486. This is based on amounts held as of each month-end throughout the nine- month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $1,730,875. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $160,842 and $ 536,911, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Appreciation and Depreciation on Futures Contracts, Swap Contracts and Written Options is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $39,685,353, which represented 1.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $39,685,353, which represented 1.7% of total net assets.
3	Affiliated holdings.

Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Emerging Market Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	14,377,068	—	8,946,715	91,019,704	104,674,594	219,018,081
Purchases/Additions	—	35,669,375	24,015,753	708,410,747	—	768,095,875
Sales/Reductions	(14,377,068)	(2,375,001)	(2,910,435)	(784,056,439)	(23,141,176)	(826,860,119)
Balance of Shares Held 8/31/2016	—	33,294,374	30,052,033	15,374,012	81,533,418	160,253,837
Value	$—	$345,595,598	$302,022,937	$15,374,012	$515,291,205	$1,178,283,752
Dividend Income/Allocated Investment Income	$13,184,916	$3,796,191	$4,764,984	$196,841	$27,150,834	$49,093,766
Allocated Net Realized Gain (Loss)	$(9,370,821)	$—	$—	$—	$—	$(9,370,821)
4	7-day net yield.
5	At August 31, 2016, the cost of investments for federal tax purposes was $2,229,546,941. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) futures contracts; b) written options; and c) swap contracts was $105,365,283. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,003,444 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,638,161.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$604,893,730	$—	$—	$604,893,730
International	126,850,311	—	—	126,850,311
Preferred Stocks
Domestic	250,061,021	—	—	250,061,021
International	10,234,000	—	—	10,234,000
Debt Securities:
Corporate Bonds	—	113,471,197	—	113,471,197
Asset-Backed Security	—	401,297	—	401,297
Commercial Mortgage-Backed Securities	—	12,010,872	—	12,010,872
Collateralized Mortgage Obligations	—	31,634,294	—	31,634,294
Purchased Put Options	6,972,750	99,000	—	7,071,750
Investment Companies[1]	15,374,012	—	—	1,178,283,752
TOTAL SECURITIES	$1,014,385,824	$157,616,660	$—	$2,334,912,224
Other Financial Instruments[2]
Assets	$412,358	$3,087,460	$—	$3,499,818
Liabilities	(7,706,766)	(144,540)	—	(7,851,306)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,294,408)	$2,942,920	$—	$(4,351,488)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $1,162,909,740 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts, swaps contracts, and written options.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust(s)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016